DEFERRED GOVERNMENT GRANTS	9 Months Ended
Sep. 30, 2024
DEFERRED GOVERNMENT GRANTS.
DEFERRED GOVERNMENT GRANTS
13.	DEFERRED GOVERNMENT GRANTS

During the nine months periods ended September 30,2023 and 2024, the Company received RMB100,083 and RMB132,101 government grants respectively from the relevant PRC government authorities for the use in construction of property and equipment. These grants are initially deferred and subsequently recognized in the consolidated statements of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, such as completion of the construction of relevant property and equipment, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants were as follows:

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Balance at beginning of the period	6,318	153,174
Additions	100,083	132,101
Recognized as a reduction of depreciation expense	(5,966)	(10,796)
Balance at end of the period	100,435	274,479